Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

8.      Related Party Transactions

Founder Shares

Contemporaneously with the execution of the Merger Agreement, Graf and NKGen entered into an amended and restated sponsor support and lockup agreement (“Amended and Restated Sponsor Support and Lockup Agreement”). In connection with the Amended and Restated Sponsor Support and Lockup Agreement, of the 4,290,375 shares of Graf formerly held by Graf’s sponsor and insiders (“Founder Shares”): (i) 1,773,631 shares were forfeited, (ii) 1,173,631 shares became restricted shares subject to vesting conditions (“Deferred Founder Shares”), and (iii) the remaining 1,343,113 shares are subject to trading restrictions for up to two years and continue to be outstanding and fully vested shares.

Deferred Founder Shares do not have voting rights, do not participate in dividends and are not transferable. During the vesting period of five years from Closing (“Vesting Period”), if the trading price or price per share consideration upon a change in control for common stock is greater than or equal to $14.00 at any 20 trading days in a 30 consecutive trading-day period, then 873,631 Deferred Founder Shares will immediately vest; and if greater than or equal to $20.00 at any 20 trading days in a 30 consecutive trading-day period, then an additional 300,000 Deferred Founder Shares will immediately vest. In the event there is a sale of the Company, then immediately prior to the consummation of such sale, the calculated Acquiror Sale Price, as defined in the agreement, will take into account the number of Deferred Founder Shares that will vest upon a change in control. Upon the expiration of the Vesting Period, unvested Founder Shares will be forfeited and cancelled for no consideration.

All Founder Shares, including Deferred Founder Shares, are equity classified primarily due to terms indexed to the Company’s own stock, including upon a change in control.

Related Party Financial Instruments

The Company’s related party financial instruments include (i) the Founder Shares, including Deferred Founder Shares described above in this Note 8, (ii) the SPA Warrants described in Note 5, Warrants, (iii) the Working Capital Warrants described in Note 5, Warrants, (iv) the Senior Convertible Notes described in Note 6, Convertible Notes, (v) 2024 Related Party Convertible Bridge Loan described in Note 6, Convertible Notes, (vi) select Legacy Convertible Notes described in Note 6, Convertible Notes, (vii) the Related Party Loans described in Note 7, Debt, (viii) the Private Warrants described in Note 5, Warrants, and (ix) 400,000 Convertible Bridge Warrants described in Note 5, Warrants.

Purchases of laboratory supplies

For the three months ended March 31, 2024 and 2023, the Company did not record any research and development expenses associated with the purchase of laboratory supplies from NKMAX. As of March 31, 2024 no amounts payable remained outstanding relating to the purchase of laboratory supplies. As of December 31, 2023, $0.6 million remained outstanding relating to the purchase of laboratory supplies from NKMAX, which were recorded to accounts payable and accrued expenses on the consolidated balance sheets.

8. Related Party Transactions

Founder Shares

Contemporaneously with the execution of the Merger Agreement, Graf and NKGen entered into an amended and restated sponsor support and lockup agreement (“Amended and Restated Sponsor Support and Lockup Agreement”). In connection with the Amended and Restated Sponsor Support and Lockup Agreement, of the 4,290,375 shares of Graf formerly held by Graf’s sponsor and insiders (“Founder Shares”): (i) 1,773,631 shares were forfeited, (ii) 1,173,631 shares became restricted shares subject to vesting conditions (“Deferred Founder Shares”), and (iii) the remaining 1,343,113 shares are subject to trading restrictions for up to two years and continued to be outstanding and fully vested shares.

Deferred Founder Shares do not have voting rights, do not participate in dividends and are not transferable. During the vesting period of five years from Closing (“Vesting Period”), if the trading price or price per share consideration upon a change in control for Common Stock is greater than or equal to $14.00 at any 20 trading days in a 30 consecutive trading-day period, then 873,631 Deferred Founder Shares will immediately vest; and if greater than or equal to $20.00 at any 20 trading days in a 30 consecutive trading-day period, then an additional 300,000 Deferred Founder Shares will immediately vest. In the event there is a sale of the Company, then immediately prior to the consummation of such sale, the calculated Acquiror Sale Price, as defined in the agreement, will take into account the number of Deferred Founder Shares that will vest upon a change in control. Upon the expiration of the Vesting Period, unvested Founder Shares will be forfeited and cancelled for no consideration.

All Founder Shares, including Deferred Founder Shares, are equity classified primarily due to terms indexed to the Company’s own stock, including upon a change in control.

Related Party Financial Instruments

The Company’s related party financial instruments include (i) the Founder Shares, including Deferred Founder Shares described above in this Note 8, (ii) the SPA Warrants described in Note 5, Warrants, (iii) the Working Capital Warrants described in Note 5, Warrants, (iv) the Senior Convertible Notes described in Note 6, Convertible Notes, (v) select Legacy Convertible Notes described in Note 6, Convertible Notes, (vi) the Related Party Loans described in Note 7, Debt, (vii) the Short Term Related Party Loan described in Note 7, Debt, and (viii) the Private Warrants described in Note 5, Warrants.

Advisory and research services

The Company was provided professional clinical program advisory services from Paul Song, prior to his hiring as Chief Executive Officer in December 2022. No such services were provided to or incurred by the Company during the year ended December 31, 2023. For the year ended December 31, 2022, $0.4 million in research and development expenses related to these advisory services were recorded. As of December 31, 2022, amounts payable of less than $0.1 million relating to advisory and research services from related parties remained outstanding, which were recorded to accounts payable and accrued expenses on the consolidated balance sheet. As of December 31, 2023, no amounts payable remained outstanding relating to advisory and research services from related parties.

Purchases of laboratory supplies

For the year ended December 31, 2023 and December 31, 2022, the Company recorded research and development expenses of $0.6 million and $0.1 million, respectively, associated with the purchase of laboratory supplies from NKMAX. As of December 31, 2023 and December 31, 2022, $0.6 million and less than $0.1 million, respectively, remained outstanding relating to the purchase of laboratory supplies from NKMAX, which were recorded to accounts payable and accrued expenses on the consolidated balance sheet.